UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2012
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 88.69%
Amusement, Gambling, and Recreation Industries - 1.04%
The Walt Disney Co.	20,000	$803,830	$875,600
Beverage and Tobacco Product Manufacturing - 4.22%
Altria Group, Inc.	25,000	478,400	771,750
PepsiCo, Inc.	15,000	657,954	995,250
Philip Morris International, Inc.	20,000	685,363	1,772,200
		1,821,717	3,539,200
Chemical Manufacturing - 2.83%
Allergan, Inc.	10,000	412,855	954,300
Perrigo Co.	6,000	460,237	619,860
Praxair, Inc.	7,000	663,592	802,480
		1,536,684	2,376,640
Clothing and Clothing Accessories Stores - 0.99%
Tiffany & Co.	12,000	800,941	829,560
Computer and Electronic Product Manufacturing - 16.21%
Apple, Inc. (a)	11,000	1,283,012	6,594,170
EMC Corp. (a)	65,000	1,595,462	1,942,200
QUALCOMM, Inc.	43,000	1,744,377	2,924,860
VeriFone Systems, Inc. (a)	25,000	1,003,604	1,296,750
Waters Corp. (a)	9,000	472,047	833,940
		6,098,502	13,591,920
Couriers and Messengers - 2.06%
FedEx Corp.	10,000	688,396	919,600
United Parcel Service, Inc.	10,000	671,348	807,200
		1,359,744	1,726,800
Credit Intermediation and Related Activities - 5.77%
Capital One Financial Corp.	50,000	1,579,084	2,787,000
Wells Fargo & Co.	60,000	1,444,348	2,048,400
		3,023,432	4,835,400
Data Processing, Hosting and Related Services - 0.90%
Rackspace Hosting, Inc. (a)	13,000	310,991	751,270
Food Services and Drinking Places - 2.52%
McDonald's Corp.	13,000	896,496	1,275,300
Starbucks Corp.	15,000	561,001	838,350
		1,457,497	2,113,650
Health and Personal Care Stores - 2.71%
Express Scripts, Inc. (a)	42,000	850,873	2,275,560
Heavy and Civil Engineering Construction - 1.55%
Chicago Bridge & Iron Co.	30,000	1,025,126	1,295,700
Insurance Carriers and Related Activities - 1.94%
Berkshire Hathaway, Inc. - Class B (a)	20,000	678,649	1,623,000
Leather and Allied Product Manufacturing - 0.65%
NIKE, Inc.	5,000	424,432	542,200
Machinery Manufacturing - 5.78%
Caterpillar, Inc.	23,000	1,379,092	2,449,960
General Electric Co.	60,000	793,288	1,204,200
Roper Industries, Inc.	12,000	547,802	1,189,920
		2,720,182	4,844,080
Mining (except Oil and Gas) - 1.30%
BHP Billiton Ltd. - ADR	15,000	1,122,662	1,086,000

Nonstore Retailers - 1.63%
Amazon.com, Inc. (a)	4,000	623,113	810,040
eBay, Inc. (a)	15,000	451,565	553,350
		1,074,678	1,363,390
Oil and Gas Extraction - 5.92%
Anadarko Petroleum Corp.	20,000	1,335,558	1,566,800
Apache Corp.	20,000	1,502,797	2,008,800
Chesapeake Energy Corp.	60,000	1,649,239	1,390,200
		4,487,594	4,965,800
Other Information Services - 3.75%
Baidu, Inc. - ADR (a)	4,000	531,297	583,080
Google, Inc.(a)	4,000	1,691,413	2,564,960
		2,222,710	3,148,040
Petroleum and Coal Products Manufacturing - 2.94%
Chevron Corp.	23,000	1,061,445	2,466,520
Professional, Scientific, and Technical Services - 12.08%
Accenture PLC	15,000	810,790	967,500
Celgene Corp. (a)	10,000	748,690	775,200
Cognizant Technology Solutions Corp. (a)	10,000	712,812	769,500
Mastercard, Inc.	10,700	1,866,465	4,499,778
priceline.com, Inc. (a)	2,200	1,030,286	1,578,500
Visa, Inc.	13,000	939,190	1,534,000
		6,108,233	10,124,478
Publishing Industries (except Internet) - 1.15%
Microsoft Corp.	30,000	921,971	967,500
Rail Transportation - 3.20%
Union Pacific Corp.	25,000	1,460,063	2,687,000
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities - 1.17%
T. Rowe Price Group, Inc.	15,000	725,747	979,500
Support Activities for Mining - 1.67%
Schlumberger Ltd.	20,000	1,613,272	1,398,600
Telecommunications - 1.76%
DIRECTV (a)	30,000	1,126,172	1,480,200
Transportation Equipment Manufacturing - 2.95%
Eaton Corp.	40,000	1,806,537	1,993,200
Johnson Controls, Inc.	15,000	472,950	487,200
		2,279,487	2,480,400

TOTAL COMMON STOCKS (Cost $47,116,634)		$47,116,634	$74,368,008

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 2.41%
Beverage and Tobacco Product Manufacturing - 0.30%
Reynolds American, Inc.
7.250%, 06/01/2012	250,000	$250,254	$252,320
Broadcasting (except Internet) - 0.29%
Comcast Corp.
6.500%, 01/15/2017	200,000	199,592	239,296
Building Material and Garden Equipment and Supplies Dealers - 0.28%
Home Depot, Inc.
5.400%, 03/01/2016	200,000	187,890	230,799
Funds, Trusts, and Other Financial Vehicles - 0.38%
Spectra Energy Capital, LLC
8.000%, 10/01/2019	250,000	266,355	315,886
General Merchandise Stores - 0.46%
JC Penney Corp., Inc.

	7.400%, 04/01/2037	400,000	400,908	390,500
	Machinery Manufacturing - 0.37%
	Applied Materials, Inc.
	7.125%, 10/15/2017	250,000	253,137	311,246
	Oil and Gas Extraction - 0.33%
	Anadarko Petroleum Corp.
	7.625%, 03/15/2014	250,000	244,612	278,772

	TOTAL CORPORATE BONDS (Cost $1,802,748)		$1,802,748	$2,018,819

	EXCHANGE TRADED FUNDS - 7.31%
	Funds, Trusts, and Other Financial Vehicles - 7.31%
	iShares MSCI Emerging Markets Index Fund	20,000	$827,798	$858,800
	iShares S&P MidCap 400 Index Fund	30,000	2,641,547	2,976,600
	iShares S&P SmallCap 600 Index Fund	30,000	2,002,666	2,289,300

	TOTAL EXCHANGE TRADED FUNDS (Cost $5,472,011)		$5,472,011	$6,124,700

		Shares	Cost	Value
	SHORT-TERM INVESTMENTS - 0.85%
	Mutual Fund - 0.85%
	SEI Daily Income Trust Treasury Fund, 0.010%	712,057	$712,057	$712,057

	TOTAL SHORT-TERM INVESTMENTS (Cost $712,057)		$712,057	$712,057

	TOTAL INVESTMENTS (Cost $55,103,450) - 99.26%			$83,223,584
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.74%			617,052
	TOTAL NET ASSETS - 100.00%			$83,840,636

ADR	American Depository Receipt
(a)	Non Income Producing

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows:1

Cost of Investments	$55,103,450

Gross unrealized appreciation	28,640,916
Gross unrealized depreciation	(520,782)
Net unrealized appreciation	$28,120,134

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total

Equity
Accomodation and Food Services	$2,113,650	$-	$-	$2,113,650
Arts and Entertainment and Recreation	875,600	-	-	875,600
Construction	1,295,700	-	-	1,295,700
Finance and Insurance	8,971,900	-	-	8,971,900
Information	6,347,010	-	-	6,347,010
Manufacturing	29,782,220	-	-	29,782,220
Mining	7,450,400	-	-	7,450,400
Professional, Scientific, and Technological Services	8,649,218	-	-	8,649,218
Retail Trade	4,468,510	-	-	4,468,510
Transportation and Warehousing	4,413,800	-	-	4,413,800
Total Equity	74,368,008	-	-	74,368,008
Exchange Traded Funds
Finance and Insurance	6,124,700	-	-	6,124,700
Fixed Income
Corporate Bonds	-	2,018,819	-	2,018,819
Total Fixed Income	-	2,018,819	-	2,018,819
Short-Term Investments	712,057	-	-	712,057
Total Investments in Securities	$81,204,765	$2,018,819	$-	$83,223,584

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2012. Transfers between levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title) /s/ Edson L. Bridges III
 Edson L. Bridges III, President and
 Chief Executive and Investment Officer

Date    5/16/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edson L. Bridges III
               Edson L. Bridges III, President and
   Chief Executive and Investment Officer
Date   5/16/2012

By (Signature and Title)*  /s/ Brian Kirkpatrick
            Brian Kirkpatrick, Executive Vice President

Date   5/16/2012

By (Signature and Title)* /s/ Nancy K. Dodge
   Nancy K. Dodge, Treasurer and
   Chief Compliance Officer

Date   5/16/2012

* Print the name and title of each signing officer under his or her signature.